Debt - Debt Maturities (Detail) (USD $) In Millions, unless otherwise specified				12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013		Dec. 31, 2013 Commercial mortgage-backed securities loan [member] Variable Rate Debt [Member] Extension
Debt Instrument [Line Items]
2014	$ 61	$ 52
2015	109	69
2016	363	622
2017	139	96
2018	4,110	4,068	[1]
Thereafter	7,558	7,845
Long-term debt and capital lease obligations, gross	$ 12,340	$ 12,752
Debt instrument, extension term				1 year
Debt instrument, number of extensions				3
Debt instrument, maturity date				2018-11-01

[1]	The CMBS Loan has three one-year extensions solely at our option that effectively extend maturity to November 1, 2018. We have assumed all extensions for purposes of calculating maturity dates.